Summary Prospectus March 1, 2020	.

Wells Fargo Diversified International Fund

Class/Ticker: Class A - SILAX - Class C - WFECX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2020, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the aggregate in specified classes of certain Wells Fargo Funds. More information about these and other discounts is available from your financial professional and in “Share Class Features” and “Reductions and Waivers of Sales Charges” on pages 40 and 41 of the Prospectus and “Additional Purchase and Redemption Information” on page 82 of the Statement of Additional Information. Investors who purchase through certain intermediaries may be subject to different sales charge discounts than those outlined shares in these sections. Please see Appendix A on page 59 for further information.

Shareholder Fees (fees paid directly from your investment)
	Class A	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None[1]	1.00%
1.	Investments of $1 million or more are not subject to a front-end sales charge but generally will be subject to a deferred sales charge of 1.00% if redeemed within 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C1
Management Fees	0.85%	0.85%
Distribution (12b-1) Fees	0.00%	0.75%
Other Expenses	0.92%	0.92%
Total Annual Fund Operating Expenses	1.77%	2.52%
Fee Waivers	(0.42)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waivers[2]	1.35%	2.10%
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.
2.	The Manager has contractually committed through February 28, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.35% for Class A, and 2.10% for Class C. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

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Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Assuming Redemption at End of Period		Assuming No Redemption
After:	Class A	Class C	Class C
1 Year	$705	$313	$213
3 Years	$1,062	$745	$745
5 Years	$1,442	$1,303	$1,303
10 Years	$2,506	$2,824	$2,824

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of foreign issuers, and

■	up to 20% of the Fund’s total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan Partners)
Artisan Partners employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan Partners may sell a stock when Artisan Partners thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market’s low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock’s relative portfolio weight has appreciated significantly (relative to the Fund’s benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock’s fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

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Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Quantitative Model Risk. Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

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Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class A as of 12/31 each year (returns do not reflect sales charges and would be lower if they did)
.	Highest Quarter: 3rd Quarter 2010	+16.31%
	Lowest Quarter: 3rd Quarter 2011	-20.73%

Average Annual Total Returns for the periods ended 12/31/2019 (returns reflect applicable sales charges)
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class A (before taxes)	9/24/1997	14.38%	3.67%	4.93%
Class A (after taxes on distributions)	9/24/1997	14.08%	3.38%	4.60%
Class A (after taxes on distributions and the sale of Fund Shares)	9/24/1997	9.10%	2.98%	4.05%
Class C (before taxes)	4/1/1998	19.37%	4.12%	4.76%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		22.01%	5.67%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts. After-tax returns are shown for only one class of shares. After-tax returns for any other class will vary.

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Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Ph.D., Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

In general, you can buy or sell shares of the Fund online or by mail, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares

Minimum Initial Investment
Regular Accounts: $1,000
IRAs, IRA Rollovers, Roth IRAs: $250
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Minimum Additional Investment
Regular Accounts, IRAs, IRA Rollovers, Roth IRAs: $100
UGMA/UTMA Accounts: $50
Employer Sponsored Retirement Plans: No Minimum

Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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0300056/P0056

Summary Prospectus March 1, 2020	.

Wells Fargo Diversified International Fund

Class/Ticker: Class R6 - WDIRX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2020, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.89%
1.	The Manager has contractually committed through February 28, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.89% for Class R6. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

1

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$91
3 Years	$380
5 Years	$691
10 Years	$1,573

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of foreign issuers, and

■	up to 20% of the Fund’s total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan Partners)
Artisan Partners employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan Partners may sell a stock when Artisan Partners thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market’s low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock’s relative portfolio weight has appreciated significantly (relative to the Fund’s benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock’s fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign

2

Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Quantitative Model Risk. Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

3

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Class R6 as of 12/31 each year[1]
.	Highest Quarter: 3rd Quarter 2010	+16.47%
	Lowest Quarter: 3rd Quarter 2011	-20.66%

Average Annual Total Returns for the periods ended 12/31/2019[1]
	Inception Date of Share Class	1 Year	5 Year	10 Year
Class R6	9/30/2015	21.84%	5.34%	5.87%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		22.01%	5.67%	5.50%
1.	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Class R6 shares would be higher.

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Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Ph.D., Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Class R6 shares generally are available only to certain retirement plans, including: 401(k) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans, target benefit plans, and non-qualified deferred compensation plans. Class R6 shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the Fund. Class R6 shares also are available to funds of funds managed by Funds Management. Class R6 shares generally are not available to retail accounts but may be offered through intermediaries for the accounts of their customers to certain institutional and fee-based investors, and in each case, only if a dealer agreement is in place with Wells Fargo Funds Distributor, LLC to offer Class R6 shares.

Institutions Purchasing Fund Shares

Minimum Initial Investment
Class R6: Eligible investors are not subject to a minimum initial investment (intermediaries may require different minimum investment amounts)

Minimum Additional Investment
Class R6: None (intermediaries may require different minimum additional investment amounts)

Tax Information

By investing in a Fund through a tax-deferred retirement account, you will not be subject to tax on dividends and capital gains distributions from the Fund or the sale of Fund shares if those amounts remain in the tax-deferred account.

Distributions taken from retirement plan accounts generally are taxable as ordinary income. For special rules concerning tax-deferred retirement accounts, including applications, restrictions, tax advantages, and potential sales charge waivers, contact your investment professional. To determine if a retirement plan may be appropriate for you and to obtain further information, consult your tax adviser.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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0304681/P4681

Summary Prospectus March 1, 2020	.

Wells Fargo Diversified International Fund

Class/Ticker: Administrator Class - WFIEX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2020, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.84%
Total Annual Fund Operating Expenses	1.69%
Fee Waivers	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	1.25%
1.	The Manager has contractually committed through February 28, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 1.25% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

1

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$127
3 Years	$490
5 Years	$876
10 Years	$1,961

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of foreign issuers, and

■	up to 20% of the Fund’s total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan Partners)
Artisan Partners employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan Partners may sell a stock when Artisan Partners thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market’s low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock’s relative portfolio weight has appreciated significantly (relative to the Fund’s benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock’s fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign

2

Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Quantitative Model Risk. Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

3

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Administrator Class as of 12/31 each year
.	Highest Quarter: 3rd Quarter 2010	+16.47%
	Lowest Quarter: 3rd Quarter 2011	-20.66%

Average Annual Total Returns for the periods ended 12/31/2019
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	11/8/1999	21.39%	5.02%	5.71%
Administrator Class (after taxes on distributions)	11/8/1999	21.05%	4.70%	5.36%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	11/8/1999	13.30%	4.04%	4.67%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		22.01%	5.67%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

4

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Ph.D., Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Administrator shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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0300656/P0656

Summary Prospectus March 1, 2020	.

Wells Fargo Diversified International Fund

Class/Ticker: Institutional Class - WFISX

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders and other information about the Fund online at wellsfargofunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to fundliterature@wellsfargo.com. The current prospectus (“Prospectus”) and statement of additional information (“SAI”), dated March 1, 2020, as supplemented from time to time, are incorporated by reference into this summary prospectus. The Fund’s SAI may be obtained, free of charge, in the same manner as the Prospectus.

Beginning on January 1, 2021, as permitted by new regulations adopted by the Securities and Exchange Commission, paper copies of the Wells Fargo Funds’ annual and semi-annual shareholder reports issued after this date will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website address to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-222-8222 or by enrolling at wellsfargo.com/advantagedelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports; if you invest directly with the Fund, you can call 1-800-222-8222. Your election to receive reports in paper will apply to all Wells Fargo Funds held in your account with your financial intermediary or, if you are a direct investor, to all Wells Fargo Funds that you hold.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.59%
Total Annual Fund Operating Expenses	1.44%
Fee Waivers	(0.45)%
Total Annual Fund Operating Expenses After Fee Waivers[1]	0.99%
1.	The Manager has contractually committed through February 28, 2021, to waive fees and/or reimburse expenses to the extent necessary to cap Total Annual Fund Operating Expenses After Fee Waivers at 0.99% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that fees and expenses remain the same as in the tables above. To the extent that the Manager is waiving fees or reimbursing expenses, the example assumes that such waiver or reimbursement will only be in place through the date noted above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

After:
1 Year	$101
3 Years	$411
5 Years	$744
10 Years	$1,685

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

■	at least 80% of the Fund’s net assets in equity securities of foreign issuers, and

■	up to 20% of the Fund’s total assets in emerging market equity securities.

We invest principally in the equity securities of foreign issuers through the use of three different styles of international equity management: an international growth style, subadvised by Artisan Partners Limited Partnership; an international value style, sub-advised by LSV Asset Management; and an international blend style, sub-advised by Wells Capital Management Incorporated. We invest primarily in developed countries, but may invest in emerging market countries and may invest in equity securities of any market capitalization. Furthermore, we may use futures, options or participation notes to manage risk or to enhance return. We reserve the right to hedge the portfolio’s foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, we will not engage in extensive foreign currency hedging.

Artisan Partners Limited Partnership (Artisan Partners)
Artisan Partners employs a fundamental stock selection process to identify long-term growth opportunities to build a portfolio of non-U.S. growth companies of any market capitalization. Artisan Partners seeks to invest in companies within its preferred themes with sustainable growth characteristics at attractive valuations that do not fully reflect their long-term potential. Artisan Partners may sell a stock when Artisan Partners thinks the stock is approaching full valuation, the company exhibits deteriorating fundamentals, changing circumstances affect the original reasons for its purchase, or more attractive opportunities are identified.

LSV Asset Management (LSV)
LSV invests in equity securities of foreign issuers which it believes are undervalued in the marketplace at the time of purchase and show recent positive signals, such as an appreciation in prices and increase in earnings. LSV believes that these securities have the potential to produce future returns if their future growth exceeds the market’s low expectations. LSV uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the dividend yield) and indicators of near-term recovery (such as recent price appreciation). A stock is typically sold if the model indicates a decline in its ranking or if a stock’s relative portfolio weight has appreciated significantly (relative to the Fund’s benchmark).

Wells Capital Management Incorporated (Wells Capital Management)
Wells Capital Management invests in equity securities of foreign issuers by using bottom-up stock selection, based on in-depth fundamental research as the cornerstone of its investment process. During each stage of the process, Wells Capital Management also considers the influence on the investment theses of top-down factors such as macroeconomic forecasts, real economic growth prospects, fiscal and monetary policy, currency issues, and demographic and political risks. The investment process seeks both growth and value opportunities. For growth investments, Wells Capital Management targets companies that it believes have strong business franchises, experienced and proven management, and accelerating cash flow growth rates. For value investments, Wells Capital Management targets companies that it believes are undervalued in the marketplace compared to their intrinsic value. Wells Capital Management may purchase securities across any market capitalization. Wells Capital Management may sell a stock if it achieves its investment objective for the position, if a stock’s fundamentals or price change significantly, if it changes its view of a country or sector, or if the stock no longer fits within the risk characteristics of the Fund’s portfolio.

Principal Investment Risks

An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks (in alphabetical order) briefly summarized below.

Derivatives Risk. The use of derivatives, such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than mitigate risk. Certain derivative instruments may be difficult to sell when the portfolio manager believes it would be appropriate to do so, or the other party to a derivative contract may be unwilling or unable to fulfill its contractual obligations.

Emerging Markets Risk. Emerging market securities typically present even greater exposure to the risks described under “Foreign

Investment Risk” and may be particularly sensitive to global economic conditions. Emerging market securities are also typically less liquid than securities of developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Currency Contracts Risk. A Fund that enters into forwards or other foreign currency contracts, which are a type of derivative, is subject to the risk that the portfolio manager may be incorrect in his or her judgment of future exchange rate changes.

Foreign Investment Risk. Foreign investments may be subject to lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments. Foreign investments may involve exposure to changes in foreign currency exchange rates and may be subject to higher withholding and other taxes.

Futures Contracts Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes, and there may at times not be a liquid secondary market for certain futures contracts.

Growth/Value Investing Risk. Securities that exhibit growth or value characteristics tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions.

Management Risk. Investment decisions, techniques, analyses or models implemented by a Fund’s manager or sub-adviser in seeking to achieve the Fund’s investment objective may not produce expected returns, may cause the Fund’s shares to lose value or may cause the Fund to underperform other funds with similar investment objectives.

Market Risk. The values of, and/or the income generated by, securities held by a Fund may decline due to general market conditions or other factors, including those directly involving the issuers of such securities. Securities markets are volatile and may decline significantly in response to adverse issuer, regulatory, political, or economic developments. Different sectors of the market and different security types may react differently to such developments.

Multi-Manager Management Risk. A Fund with multiple sub-advisers is subject to the risk that the investment decisions made by a sub-adviser may conflict with those of another sub-adviser.

Options Risk. A Fund that purchases options, which are a type of derivative, is subject to the risk of a loss of premiums without offsetting gains. A Fund that writes options receives a premium that may be small relative to the loss realized in the event of adverse changes in the value of the underlying instruments.

Participation Notes Risk. The performance results of participation notes, which are a type of derivative, will not replicate exactly the performance of the securities of the foreign companies or foreign securities markets that they seek to replicate due to various factors, including transaction and other expenses. The transaction price of participation notes may not equal the underlying value of the securities of the foreign companies or foreign securities markets whose performance they seek to replicate.

Quantitative Model Risk. Funds that are managed according to a quantitative model can perform differently from the market as a whole based on the factors used in the model, the weight placed on each factor and changes from the factors’ historical trends. Due to the significant role technology plays in a quantitative model, use of a quantitative model carries the risk of potential issues with the design, coding, implementation or maintenance of the computer programs, data and/or other technology used in the quantitative model. These issues could negatively impact investment returns.

Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than those of larger companies.

Performance

The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. The Fund’s average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund’s website at wfam.com.

Calendar Year Total Returns for Institutional Class as of 12/31 each year
.	Highest Quarter: 3rd Quarter 2010	+16.45%
	Lowest Quarter: 3rd Quarter 2011	-20.66%

Average Annual Total Returns for the periods ended 12/31/2019
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/2006	21.72%	5.30%	5.95%
Institutional Class (after taxes on distributions)	8/31/2006	21.29%	4.88%	5.43%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/2006	13.59%	4.26%	4.87%
MSCI EAFE Index (Net) (reflects no deduction for fees, expenses, or taxes)		22.01%	5.67%	5.50%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

Fund Management

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Artisan Partners Limited Partnership	Mark L. Yockey, CFA, Portfolio Manager/2004
	LSV Asset Management	Josef Lakonishok, Ph.D., Portfolio Manager/2004 Puneet Mansharamani, CFA, Portfolio Manager/2006 Menno Vermeulen, CFA, Portfolio Manager/2004
	Wells Capital Management Incorporated	Venkateshwar (Venk) Lal, Portfolio Manager/2017 Dale A. Winner, CFA, Portfolio Manager/2012

Purchase and Sale of Fund Shares

Institutional shares are generally available through intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks and trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and funds of funds, including those managed by Funds Management. In general, you can buy or sell shares of the Fund online or by mail, phone or wire, on any day the New York Stock Exchange (“NYSE”) is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Funds P.O. Box 219967 Kansas City, MO 64121-9967 Online: wfam.com Phone or Wire: 1-800-222-8222 Contact your financial professional.

Tax Information

Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan. However, subsequent withdrawals from such a tax-advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

Payments to Intermediaries

If you purchase a Fund through an intermediary, the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the intermediary and your financial professional to recommend the Fund over another investment. Consult your financial professional or visit your intermediary’s website for more information.

Link to Prospectus	Link to SAI

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0303113/P3113